Other Non-current Assets - Summary of Detailed Information About Non-current Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast license agreement	€ 2,432	€ 1,743
Net investment in Lease	477
Mesoblast licence agreement [member]
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast license agreement	€ 1,955	€ 1,743